Note 5 - Other (income) expense (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2012	2011	2010

(Earnings) loss from equity method investments	$(1,230)	$3,475	$4,046
Other-than-temporary impairment of investment	-	3,092	-
Other	(1,211)	(250)	(1,039)
	$(2,441)	$6,317	$3,007